                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: ________
   This Amendment (Check only one):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketus Associates, L.L.C
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edmund A. Hajim, Managing Member, MLH Capital, L.L.C
Title: Managing Member of Marketus Associates, L.L.C
Phone: (212) 218-8282

Signature, Place, and Date of Signing:


     /s/ Edmund A. Hajim               New York, Ny                2/5/08
-------------------------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reprted by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name
--------------------           -----------------------------------------------
28-_____________               None

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:    11,584
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                     Name
---        ---------------------------------------  --------------------------
____       28-__________                            NONE

[Repeat as necessary.]

MARKETUS ASSOCIATES, L.L.C.
File Number: 028 - 12065

Column 1                 Column 2      Column 3   Column 4   Column 5       Column 6       Column 8
--------              -------------- ------------ -------- --------------- ---------- -------------------
                                                                                       Voting Authority
                                                   Value    Shares/Prn     Investment -------------------
Name of Issuer        Title of Class    Cusip     (x$1000) Amount/Put-Call Discretion  Sole   Shared None
--------------        -------------- ------------ -------- --------------- ---------- ------- ------ ----
ANIXTER INTL INC        COM          035290105      1,557   25,000   SH       SOLE     25,000   --    --
C&D TECHNOLOGIES INC    COM          124661109        992  150,000   SH       SOLE    150,000   --    --
ENERSYS                 COM          29275Y102        624   25,000   SH       SOLE     25,000   --    --
HERCULES OFFSHORE INC   COM          427093109      1,189   50,000   SH       SOLE     50,000   --    --
INTERACTIVE DATA CORP   COM          45840J107      1,320   40,000   SH       SOLE     40,000   --    --
INTERVOICE INC NEW      COM          461142101      1,918  240,000   SH       SOLE    240,000   --    --
MICROSOFT CORP          COM          5949189A4218       6      300   CALL     SOLE        300   --    --
POWERSHARES QQQ         UNIT SER 1   73935A904018      63      200   PUT      SOLE        200   --    --
  TRUST
RENAISSANCE             COM          75966C305      1,400  250,000   SH       SOLE    250,000   --    --
  ACQUISITION CORP
SPDR TR                 UNIT SER 1   7K799W903238     716      800   PUT      SOLE        800   --    --
STREETTRACKS GOLD TR    GOLD SHS     863307104        825   10,000   SH       SOLE     10,000   --    --
TUMBLEWEED              COM          899690101        974  580,000   SH       SOLE    580,000   --    --
  COMMUNICATIONS CO
                                                   ------
                                                   11,584
                                                   ------